Provisions - Provisions for pensions and similar obligations - Plans (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2006	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Personnel expenses - Defined Contribution Plan		$ 488	$ 410	$ 373
Provisions for pensions and similar obligations		$ 7,433	6,406
Defined benefit plans
Employee Benefits
Retirement age of employees		65 years
Plan assets		$ 2,186	$ 2,068
Percentage of employees enrolled under defined pension plan		1.70%	0.80%
Provisions for pensions and similar obligations		$ 7,342	$ 6,328
Defined medical benefit plan
Employee Benefits
Percentage of payment of medical expenses		100.00%
Minimum period worked employees eligible for option of plan	6 months
Defined benefit plans
Employee Benefits
Provisions for pensions and similar obligations		$ 7,342	6,328
Defined contribution plan
Employee Benefits
Retirement age of employees		65 years
Personnel expenses - Defined Contribution Plan		$ 238	$ 226	$ 373
Percentage of employees enrolled under defined contribution plan included in medical coverage plan		81.00%	83.00%
Provisions for pensions and similar obligations		$ 91	$ 78